Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Dec. 30, 2019